Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total Pay for CEO(1)(2) Bill Sibold	Summary Compensation Table Total Pay for CEO(1)(2) Paul A. Friedman, M.D.	CAP to CEO(3) Bill Sibold	CAP to CEO(3) Paul A. Friedman, M.D.	Average Summary Compensation Table Total Pay for Other NEOs(1)(3)	Average CAP to Other NEOs(1)(3)	Company TSR(4)	Peer Group TSR(4)	GAAP Net Income (Loss)(5)	Net Product Revenue(5)
2024	$12,214,250	—	$30,732,575	—	$5,472,667	$4,316,451	$339	$118	$(465,892)	$180,133
2023(6)	32,268,400	$9,563,286	42,282,414	$2,371,068	5,592,269	(818,864)	254	119	(373,630)	—
2022	—	5,395,385	—	38,419,031	4,104,196	29,641,482	319	114	(295,250)	—
2021	—	5,318,389	—	1,210,321	4,329,137	1,288,115	93	126	(241,846)	—
2020	—	4,535,446	—	6,480,322	3,677,403	5,646,095	122	126	(202,244)	—
(1)
Bill Sibold was appointed CEO effective September 8, 2023; Paul Friedman, M.D. served as CEO through September 8, 2023. For 2022, 2021, and 2020, the CEO was Dr. Friedman. For 2024, the other NEOs were Mardi Dier, Rebecca Taub, M.D., Carole Huntsman, Shannon Kelley, Alex Howarth and Brian Lynch. For 2023, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Alex Howarth, Carole Huntsman and Remy Sukhija. For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Alex Howarth. For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth and Marc Schneebaum. For 2020, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Marc Schneebaum.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (for purposes of this Pay Versus Performance section, “SCT”) on page 46 of this proxy statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” (as applicable) and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table. The tables below reflect the adjustments made to the SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

(4)
Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(5)
Amounts in thousands.

(6)
Amounts reported for 2023 have been revised from the numbers previously reported in last year’s “Pay Versus Performance” table in order to adjust the methodology for the calculation of the fair values of PSUs and option awards consistent with SEC guidance.

CEO (Mr. Sibold)
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2024	$12,214,250	$(10,363,804)	$13,884,294	$14,841,460	$156,375	$30,732,575
2023	32,268,400	(31,205,000)	41,219,014	—	—	42,282,414
CEO (Dr. Friedman)
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$9,563,286	$(7,999,867)	$6,170,442	$(3,271,953)	$(2,090,840)	$2,371,068
2022	5,395,385	(4,239,900)	18,078,963	9,291,946	9,892,637	38,419,031
2021	5,318,389	(4,267,500)	2,696,917	(1,228,699)	(1,308,786)	1,210,321
2020	4,535,446	(3,468,500)	4,187,875	584,964	640,537	6,480,322
Other NEOs (Average)
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Fair Value at Vesting of Equity Awards Granted and Vested During Year	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Minus Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year	Equals CAP
2024	$5,472,667	$(4,487,648)	$4,283,685	$518,348	$111,503	$(248,606)	$(1,333,498)	$4,316,451
2023	5,592,269	(4,509,651)	3,004,087	(1,790,661)		(2,199,912)	(914,997)	(818,864)
2022	4,104,196	(3,292,689)	14,322,661	8,017,461		6,489,853		29,641,482
2021	4,329,137	(3,558,540)	1,814,098	(646,123)		(650,457)		1,288,115
2020	3,677,403	(2,936,490)	3,343,083	1,291,002		271,097		5,646,095

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
(1)
Bill Sibold was appointed CEO effective September 8, 2023; Paul Friedman, M.D. served as CEO through September 8, 2023. For 2022, 2021, and 2020, the CEO was Dr. Friedman. For 2024, the other NEOs were Mardi Dier, Rebecca Taub, M.D., Carole Huntsman, Shannon Kelley, Alex Howarth and Brian Lynch. For 2023, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Alex Howarth, Carole Huntsman and Remy Sukhija. For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Alex Howarth. For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth and Marc Schneebaum. For 2020, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Marc Schneebaum.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

Adjustment To PEO Compensation, Footnote
(3)
CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” (as applicable) and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table. The tables below reflect the adjustments made to the SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
CEO (Mr. Sibold)
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2024	$12,214,250	$(10,363,804)	$13,884,294	$14,841,460	$156,375	$30,732,575
2023	32,268,400	(31,205,000)	41,219,014	—	—	42,282,414
CEO (Dr. Friedman)
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$9,563,286	$(7,999,867)	$6,170,442	$(3,271,953)	$(2,090,840)	$2,371,068
2022	5,395,385	(4,239,900)	18,078,963	9,291,946	9,892,637	38,419,031
2021	5,318,389	(4,267,500)	2,696,917	(1,228,699)	(1,308,786)	1,210,321
2020	4,535,446	(3,468,500)	4,187,875	584,964	640,537	6,480,322

Non-PEO NEO Average Total Compensation Amount	$ 5,472,667	$ 5,592,269	$ 4,104,196	$ 4,329,137	$ 3,677,403
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,316,451	(818,864)	29,641,482	1,288,115	5,646,095
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” (as applicable) and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table. The tables below reflect the adjustments made to the SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Other NEOs (Average)
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Fair Value at Vesting of Equity Awards Granted and Vested During Year	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Minus Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year	Equals CAP
2024	$5,472,667	$(4,487,648)	$4,283,685	$518,348	$111,503	$(248,606)	$(1,333,498)	$4,316,451
2023	5,592,269	(4,509,651)	3,004,087	(1,790,661)		(2,199,912)	(914,997)	(818,864)
2022	4,104,196	(3,292,689)	14,322,661	8,017,461		6,489,853		29,641,482
2021	4,329,137	(3,558,540)	1,814,098	(646,123)		(650,457)		1,288,115
2020	3,677,403	(2,936,490)	3,343,083	1,291,002		271,097		5,646,095

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
Compensation for our NEOs is determined based on a variety of factors, as further discussed in the CD&A section of this proxy statement. The tabular list of financial performance measures included and defined below is used by the Company to link CAP to Company performance. We did not use any other metrics to directly link CAP to Company performance in 2024.
•
Net product revenue

Total Shareholder Return Amount	$ 339	254	319	93	122
Peer Group Total Shareholder Return Amount	118	119	114	126	126
Net Income (Loss)	$ (465,892,000)	$ (373,630,000)	$ (295,250,000)	$ (241,846,000)	$ (202,244,000)
Company Selected Measure Amount	180,133,000
PEO Name	Bill Sibold
Measure:: 1
Pay vs Performance Disclosure
Name	Net product revenue
Bill Sibold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,214,250	$ 32,268,400
PEO Actually Paid Compensation Amount	30,732,575	42,282,414
Paul A.Friedman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,563,286	5,395,385	5,318,389	4,535,446
PEO Actually Paid Compensation Amount		2,371,068	38,419,031	1,210,321	6,480,322
PEO | Bill Sibold [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,363,804)	(31,205,000)
PEO | Bill Sibold [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,884,294	41,219,014
PEO | Bill Sibold [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,841,460
PEO | Bill Sibold [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,375
PEO | Paul A.Friedman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,999,867)	(4,239,900)	(4,267,500)	(3,468,500)
PEO | Paul A.Friedman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,170,442	18,078,963	2,696,917	4,187,875
PEO | Paul A.Friedman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,271,953)	9,291,946	(1,228,699)	584,964
PEO | Paul A.Friedman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,090,840)	9,892,637	(1,308,786)	640,537
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,487,648)	(4,509,651)	(3,292,689)	(3,558,540)	(2,936,490)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,283,685	3,004,087	14,322,661	1,814,098	3,343,083
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,348	(1,790,661)	8,017,461	(646,123)	1,291,002
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,503
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,606)	(2,199,912)	$ 6,489,853	$ (650,457)	$ 271,097
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,333,498)	$ (914,997)